COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2014
COMMITMENTS AND CONTINGENCIES [Abstract]
COMMITMENTS AND CONTINGENCIES

NOTE 9 - COMMITMENTS AND CONTINGENCIES:

a.	Operating leases

As of December 31, 2014, minimum future rentals under operating leases of office space, machinery and equipment and vehicles for periods in excess of one year amounted to $1,337,000 and were to be paid as follows: 2015 - $592,000; 2016 - $483,000; 2017 - $176,000; 2018 - $71,000; 2019 - $15,000 The lease expenses in each of the years ended December 31, 2014, 2013 and 2012 were $868,000, $452,000 and $355,000, respectively.

b.	Marketing and distribution agreements

The Company has entered into marketing and distribution agreements with commercial entities with respect to its products. Under the terms of the agreements, the distributors have received rights to distribute the products in a defined territory and for various periods.

c.	Toll manufacturing agreement

The Company has entered into a 10 year toll manufacturing agreement with respect to one of its products. Under the terms of the agreement, the Company has committed for minimum purchasing through the term of the agreement. The Company can terminate the agreement with a 90 day notice, subject to payment of termination payment which is based on a fixed amount of up to $500,000 reduced by actual purchasing before termination.

d.	Joint Venture (“JV”) agreement

On December 4, 2013, the Company signed a JV agreement with Polar Omega A/S ("Polar"), a Danish company specializing in the production of marine phospholipids from sustainable fish sources for the commercialization of Omega PC™, a new premium fish based omega-3 product. Under the agreement, the Company will be responsible for global sales and marketing, research and development, and for the intellectual property regarding Omega PC™. Polar will be responsible for supply chain, including sourcing of raw materials and manufacturing Omega PC™.  The parties are currently discussing the termination of the joint venture.

e.	Royalties:

1)	The Company is committed to pay royalties to the Office of the Chief Scientist of the Israeli Ministry of Economy (the “Chief Scientist”); the royalties are computed based on the Company's net revenues arising from know-how in the research and development in which the Chief Scientist participated by way of grants. Under the terms of the Company's funding from the Chief Scientist, royalties of 3% – 5% are payable on sales of products developed from a project so funded, up to 100% of the amount of the grant received by the Company (dollar linked with the addition of annual interest at LIBOR rate). At the time the grants were received, successful development of the related projects was not assured. In the case of failure of a project that was partly financed by royalty-bearing Government grants, the Company is not obligated to pay any such royalties to the Israeli Government. At December 31, 2014, the maximum royalty amount payable (including interest) by the Company is approximately $3.1 million.

2)	In 2001, the Company and a third party (the U.S. Partner) entered into an agreement for the development, manufacture and supply of a new product. The development of this product was funded by BIRD - Israel-U.S. Binational Industrial Research and Development Foundation (the “BIRD Foundation”). The Company is committed to pay royalties to the BIRD Foundation which are computed based on the Company's net revenues from sale of products in the development of which the BIRD Foundation participated.

The U.S. Partner has terminated the research project and the BIRD Foundation gave its consent to the termination as above. Therefore, the Company is not expected to derive any revenues from the said research; however, in case such revenues shall arise to the Company, the maximum royalty amount payable by the Company is $ 370,000 as of December 31, 2014.

3)	Royalty expenses for the years ended December 31, 2014, 2013 and 2012 were recorded in cost of revenues and amounted to $115,000, $101,000 and $40,000, respectively.

f.	Litigation:

1)	The Company was a party to a number of actions initiated by Neptune Technologies & Bioressources Inc., ("Neptune"), in which Neptune has claimed that the Company's krill oil products infringe certain of its patents, namely U.S. Patent Nos. 8,030,348, 8,278,351 and 8,383,675, (the “348 patent”, the “351 patent” and the “675 patent”, respectively). The complaints asserting each of these patents were filed against the Company and certain other parties in the United States District Court for the District of Delaware, (the “District Court”), in October 2011, October 2012 and February 2013, respectively. In each of the complaints, Neptune sought both permanent injunctions prohibiting the Company from making or selling the allegedly infringing products and an unspecified amount of monetary damages against the Company and the other defendants. The Company has agreed to indemnify and be financially responsible for any damages awarded against certain of its customers resulting from the purchase, importation, sale or use of the Company's products in the event such products are found to infringe certain of Neptune's patent rights.

Additionally, in April 2013, the Company received a notice of an investigation by the United States International Trade Commission, (“ITC”), regarding complaints filed before the ITC by Neptune and its subsidiary, Acasi Pharma Inc. Neptune and its subsidiaries instituted these complaints against the Company and certain of Neptune's other principal competitors in the United States alleging a violation of section 337 of the Tariff Act of 1930 by reason of alleged infringement of the 351 patent and the 675 patent.

On April 27, 2014, the Company signed a settlement agreement with Neptune (the "Settlement Agreement"). Pursuant to the Settlement Agreement, the Neptune patent litigations were dismissed with prejudice on May 2, 2014 and the ITC action was terminated on June 12, 2014. Under the Settlement Agreement, the Company received a worldwide non-exclusive license to the entire "348 patent family" for as long as any patent in that family exists, for all of the Company's relevant current products and future anticipated products under development in consideration of a one-time upfront payment to Neptune. This payment is recorded as intangible asset, which is being amortized over the life of the "348 patent family".  Any further payments to Neptune depend upon the outcome of (1) Inter Partes Review (“IPR”) proceedings in the U.S. Patent Office (“USPTO”) of certain agreed claims of the "351 Patent" and (2) a potential Australian post-grant reexamination of certain agreed claims of Neptune's Australian Patent AU2002322233.

With respect to the "351 patent", on March 2014, the USPTO issued a decision instituting an IPR of the agreed claims of the "351 patent" filed by Aker BioMarine AS (“Aker”), concluding that there is reasonable likelihood that Aker will prevail in demonstrating unpatentability of those claims.  On July 9, 2014, the USPTO issued a decision instituting the Company's IPR of the agreed claims of the "351 patent" and granted the Company's motion to join the Company's IPR with Aker's IPR.  The "351 patent" is also the subject of an ex parte reexamination, which has been stayed pending the outcome of Aker's 351 IPR.  Prior to the reexamination being stayed, the Patent Office rejected all claims of the "351 patent" in a January 2, 2014 office action.  That action is not final and Neptune will have an opportunity to respond once the stay is lifted.  Management believes that it is not probable that Aker and/or the Company will lose their IPR proceedings, and that the USPTO will find the agreed claims of the "351 patent" to be valid. Accordingly, the Company has not included any provision in its financial statements for these claims.

With respect to Neptune's Australian Patent AU2002322233, on September 30, 2014, pursuant to the terms of the Settlement Agreement, an arbitrator selected the agreed claims of Neptune's Australian Patent AU200232223.  Under the terms of the Settlement Agreement, the Company submitted its post-grant reexamination to the Australian Patent Office ("APO") on December 12, 2014.  On January 28, 2015, the APO issued a reexamination report, finding that all the agree claims lack novelty.  Neptune has until March 28, 2015 to overcome the examiner's objections, either by argument or amendment.  If Neptune does not do so, the APO may begin proceedings for revocation of the Australian Patent.

2)	In March 2013, a claim was filed against the Company in the Haifa District Court, Israel, seeking a finder's fee in connection with funds invested in the Company by one of its investors (the “Claim”).

The Claim is based upon an agreement, dated March 2000, between the Company and the plaintiff, pursuant to which the Company agreed to pay him a finder's fee, should he introduce the Company to an investor who would invest an amount in excess of $500,000 in the Company. In previous litigation between the Company and the plaintiff concerning this agreement, the plaintiff claimed to have been entitled to finder's fee in respect of an investment made by an investor in the Company, although the investment materialized more than a year later. This previous claim was adjudicated in his favor and the Company paid him a fee of $75,000.

In the present Claim, the plaintiff alleges that he is entitled to an additional finder's fee in the amount of NIS 6.2 million (approximately $1.8 million) in connection with the multiple investments made by the same investor over the past 11 years. In May 2014, the parties signed an agreement, under which the Company paid the plaintiff a fee of $78,000 as full and final settlement for all claims.

3)	On September 5, 2014 and September 30, 2014, two stockholders filed class action complaints in the United States District Court for the District of New Jersey purportedly on behalf of all persons who acquired the Company's securities in its IPO or between September 27, 2013 and August 4, 2014. The lawsuits name as defendants the Company, its directors, certain of its officers and the underwriters of its initial public offering and assert claims under the United States federal securities laws. On February 11, 2015, the Court consolidated the cases as In re Enzymotec Ltd. Securities Litigation, Master File No. 14-CV-05556 though a schedule for an amended complaint and responses thereto has not yet been set. The Company believes that the lawsuits are without merit and intends to defend itself vigorously. Management believes an estimate of the likelihood that the Company might incur financial loss as a result of this litigation, as required by ASC 450-20-50-4, "Contingencies", cannot be made at this time, given the early stage of these lawsuits. Accordingly, the Company has not included any provision in its consolidated financial statements for this claim. Under the underwriting agreement, the Company is obligated to provide indemnification to the underwriters in connection with legal proceedings, as defined in the agreement.

4)	As to arbitration with AAK, see Note 4.